Basis of Presentation and Summary of Significant Accounting Policies - Advertising Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Advertising Expense	¥ 130,959	¥ 92,460	¥ 77,911